Summary of Significant Accounting Policies (Details) - Schedule of summarized cash flow information of the VIEs - USD ($)	6 Months Ended		12 Months Ended
	Feb. 03, 2021	Jan. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities			$ (406,269)	$ (487,265)
Net cash provided by (used in) investing activities			118,541	1,451,991
Net cash provided by (used in) financing activities				(734,347)
Qianhai VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (286,657)			175,530	(3,380,071)
Net cash provided by (used in) investing activities				36,412	2,700,687
Net cash provided by (used in) financing activities					$ (14,626)
LMG VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		$ (119,612)		(662,795)
Net cash provided by (used in) investing activities		118,541		1,415,579
Net cash provided by (used in) financing activities				$ (734,347)